Offerings - Offering: 1	Apr. 03, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 941,013,990.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 129,954.03
Offering Note	Capitalized terms used below but not defined herein have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of March 9, 2026, by and among Universal Health Services, Inc., UHS Merger Subsidiary, Inc. and Talkspace, Inc. (i) Title of each class of securities to which the transaction applies: common stock, par value $0.0001 per share (the "Company common stock"), of Talkspace, Inc. (ii) Aggregate number of securities to which the transaction applies: As of the close of business on March 31, 2026, the maximum number of shares of Company common stock to which this transaction applies is estimated to be 181,563,895, which consists of: a. 165,223,667 shares of Company common stock issued and outstanding entitled to receive the merger consideration of $5.25 per share (the ''Merger Consideration''); b. 6,162,681 shares of Company common stock subject to outstanding Company RSUs (assuming achievement of all vesting criteria); c. 7,132,432 shares of Company common stock subject to outstanding and unexercised Company Options that have an exercise price of less than $5.25 (''In the Money Options") (assuming achievement of all vesting criteria); and d. 3,045,115 estimated shares of Company common stock that may be issued under the Company ESPP; (iii) Per unit price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Solely for the purpose of calculating the filing fee, as of the close of business on March 31, 2026, the underlying value of the transaction was calculated as the sum of: a. the product of 165,223,667 shares of Company common stock issued and outstanding multiplied by the Merger Consideration of $5.25 per share; b. the product of 6,162,681 shares of Company common stock subject to outstanding Company RSUs (assuming achievement of all vesting criteria) multiplied by the Merger Consideration of $5.25 per share; c. the product of 7,132,432 In the Money Options and $3.54, which is the difference between the Merger Consideration of $5.25 per share and the In the Money Options' weighted-average exercise price of $1.71; and d. the product of 3,045,115 estimated shares of Company common stock that may be issued under the Company ESPP prior to the closing of the transaction and entitled to receive the Merger Consideration of $5.25 per share (such sum, the ''Total Consideration''). In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the Total Consideration by 0.00013810.